Long-Term Debt - Additional Information - Revolvers and Term Loans (Detail)	1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2016 USD ($)	Sep. 30, 2016 USD ($) Debt_Instruments CreditFacility Vessel	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Jan. 31, 2016 USD ($)
Debt Instrument [Line Items]
Total principal		$ 976,155,000		$ 1,166,301,000
Repayments of 2 bridge loans and a portion of the revolving credit facility		845,800,000
Prepaid amount		$ 957,541,000	$ 191,592,000
New Debt Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 894,400,000.0
Collateral, number of vessels | Vessel		36
Minimum hull coverage ratios		125.00%
Actual hull coverage ratio		140.00%
New Debt Facility [Member] | Not Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Minimum liquidity covenant requirement		$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement		5.00%
Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin		0.30%
Maximum [Member]
Debt Instrument [Line Items]
Percentage of margin		2.00%
Revolving Credit Facilities [Member] | RevolvingCreditFacility1 [Member]
Debt Instrument [Line Items]
Total principal		$ 79,100,000		447,000,000
Revolving Credit Facilities [Member] | Remaining Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Total principal		$ 78,600,000		84,000,000
Secured Debt [Member]
Debt Instrument [Line Items]
Number of debt instruments | CreditFacility		2
Total principal		$ 509,368,000		635,330,000
Secured Debt [Member] | Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity		$ 50,000,000
Minimum liquidity as a percentage of debt		5.00%
Secured Debt [Member] | Remaining Secured Debt [Member]
Debt Instrument [Line Items]
Collateral, number of vessels | Vessel		2
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Number of debt instruments | CreditFacility		3
Revolving credit facilities borrowing capacity		$ 526,800,000.0		545,500,000.0
Undrawn amount of revolving credit facility		60,000,000		14,600,000
Total principal		466,787,000		$ 530,971,000
Revolving Credit Facilities [Member] | Not Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Minimum liquidity covenant requirement		$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement		5.00%
Revolving Credit Facilities [Member] | Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity		$ 50,000,000
Minimum liquidity as a percentage of debt		5.00%
Revolving Credit Facilities [Member] | Remainder of 2016 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers		$ 10,000,000
Revolving Credit Facilities [Member] | 2017 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers		80,400,000
Revolving Credit Facilities [Member] | 2018 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers		67,300,000
Revolving Credit Facilities [Member] | 2019 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers		0
Revolving Credit Facilities [Member] | 2020 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers		0
Revolving Credit Facilities [Member] | Thereafter [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers		$ 369,100,000
Revolving Credit Facilities [Member] | Remaining Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Number of debt instruments | CreditFacility		2
Collateral, number of vessels | Vessel		6
Minimum hull coverage ratios		105.00%
Actual hull coverage ratio		106.00%		138.00%
London Interbank Offered Rate (LIBOR) [Member] | Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin		0.30%		0.30%
London Interbank Offered Rate (LIBOR) [Member] | Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of margin		2.00%		2.80%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin		0.45%		0.45%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of margin		2.00%		0.60%
Subsequent Event [Member] | Revolving Credit Facilities [Member] | Remaining Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Prepaid amount	$ 5,000,000
Subsequent Event [Member] | Revolving Credit Facilities [Member] | Remaining Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Actual hull coverage ratio	114.00%
Subsidiary of Common Parent [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of debt instruments | Debt_Instruments		1
Outstanding balance form co-obligor		$ 0